Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net operating revenues	$ 59,470	$ 48,891
Costs and expenses:
Costs of operations	49,598	40,321
Depreciation and amortization	1,636	1,635
Selling, general and administration expenses	7,965	7,436
Operating income (loss)	271	(501)
Other income (expense):
Interest expense	(22)	(13)
Interest income	1	2
Other income, net	285	257
Income (loss) before income taxes	535	(255)
Provision for income taxes	97	71
Net income (loss)	$ 438	$ (326)
Net income (loss) per share –basic (in Dollars per share)	$ 0.12	$ (0.09)
Net income (loss) per share –diluted (in Dollars per share)	$ 0.11	$ (0.09)
Weighted average shares outstanding - basic (in Shares)	3,803,331	3,803,331
Weighted average shares outstanding - diluted (in Shares)	4,089,679	3,803,000